Note 21 - Gold Bullion Loans - Components of Gold Bullion Loans (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Interest accretion	$ 819,060	$ 725,696
Short term portion of gold loan	4,622,351	2,335,474
Long term portion of gold loan		1,059,524
Gold bullion loans [member]
Statement Line Items [Line Items]
Balance	3,394,998	3,121,831
Loans received	1,310,660
Less: repayment of loans converted to shares	(324,475)
Less: conversion component of convertible loans	(151,000)
Interest accrued	337,012	293,278
Issuance of shares for interest payment	(236,369)	(328,033)
Interest accretion	272,991	449,460
Foreign exchange translation adjustment	18,534	(141,538)
Balance	4,622,351	3,394,998
Short term portion of gold loan	4,622,351	2,335,474
Long term portion of gold loan		$ 1,059,524